Subsequent Events - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Warrant	Jul. 23, 2012 Subsequent Event
Subsequent Event [Line Items]
Shares issued under warrant	8,013,440	8,013,440	7,713,440	500,000	250,000
Common stock, outstanding	500,000
Exercise price of warrant	0.75
Warrants or rights exercise term period	5 years